9. EQUIPMENT: Schedule of Equipment (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Equipment, Gross	$ 77,830
Equipment Write down	(77,830)
Equipment, Gross	0
Accumulated Amortization	56,825
Amortisation expense	6,301
Amortization Write down	(63,126)
Accumulated Amortization	0
Office equipment
Equipment, Gross	10,854
Equipment Write down	(10,854)
Equipment, Gross	0
Accumulated Amortization	4,381
Amortisation expense	1,942
Amortization Write down	(6,323)
Accumulated Amortization	0
Computer equipment
Equipment, Gross	3,898
Equipment Write down	(3,898)
Equipment, Gross	0
Accumulated Amortization	2,552
Amortisation expense	404
Amortization Write down	(2,956)
Accumulated Amortization	0
Laboratory Equipment
Equipment, Gross	38,896
Equipment Write down	(38,896)
Equipment, Gross	0
Accumulated Amortization	29,409
Amortisation expense	2,845
Amortization Write down	(32,254)
Accumulated Amortization	0
Leasehold Improvements
Equipment, Gross	24,182
Equipment Write down	(24,182)
Equipment, Gross	0
Accumulated Amortization	20,483
Amortisation expense	1,110
Amortization Write down	(21,593)
Accumulated Amortization	$ 0